LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Claims and Claim Adjustment Expenses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) insurance_line	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 4,218
Total reinsurance recoverables	3,083	$ 3,045	$ 305	$ 281
Total reinsurance recoverables	3,083
Insurance lines other than short-duration	212
Unallocated claim adjustment expenses	146
Policy and contract claims	$ 7,659	$ 7,288	$ 1,786	$ 1,706
Major property and casualty lines | insurance_line	4
Property
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 198
Total reinsurance recoverables	12
Casualty
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	2,376
Total reinsurance recoverables	1,322
Specialty
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	309
Total reinsurance recoverables	214
Run-off and Other
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,266
Total reinsurance recoverables	1,042
Other short-duration lines not included in claims development table
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	69
Total reinsurance recoverables	$ 493